Unaudited Condensed Consolidated Interim Statements of Changes in Equity - EUR (€) € in Millions	Total	Share capital and capital reserve	Share based compensation reserve	Founder preferred shares dividend reserve	Translation reserve	Reserve of cash flow hedges [member]	Retained earnings/ (accumulated deficit reserve)	Total equity	Non-controlling interests
Equity attributable to owners of parent		€ 2,095.4	€ 22.6	€ 370.1	€ 94.8	€ (13.2)	€ (11.8)	€ 2,557.9
Equity	€ 2,556.7								€ (1.2)
Equity attributable to owners, beginning balance at Dec. 31, 2019		2,095.4	22.6	370.1	94.8	(13.2)	(11.8)	2,557.9
Equity at Dec. 31, 2019	2,556.7								(1.2)
Equity owners of the parent	47.5						47.5	47.5
Profit	47.4								(0.1)
Other comprehensive income for the period	31.3				(5.1)	18.7	17.7	31.3
Total comprehensive income for the period	78.8				(5.1)	18.7	65.2	78.8
Comprehensive income	78.7								(0.1)
Founder Preferred Shares Annual Dividend Amount		124.6		(124.6)
Issue of ordinary shares	0.0	7.6	(7.6)					0.0
Share issue related cost	(71.1)	(71.1)						(71.1)
Share based payment charge	3.0		3.0					3.0
Reclassification of awards for settlement of tax liabilities	(12.5)		(12.5)					(12.5)
Total transactions with owners, recognized directly in equity	(80.6)	61.1	(17.1)	(124.6)	0.0	0.0	(1.3)	(81.9)	1.3
Equity attributable to owners, ending balance at Mar. 31, 2020		2,156.5	5.5	245.5	89.7	5.5	52.1	2,554.8
Equity at Mar. 31, 2020	2,554.8								0.0
Non controlling interest through acquisition of subsidiary	0.0						(1.3)	(1.3)	1.3
Equity attributable to owners of parent		2,156.5	5.5	245.5	89.7	5.5	52.1	2,554.8
Equity	2,554.8								0.0
Equity owners of the parent	47.5						47.5	47.5
Profit	47.4								(0.1)
Other comprehensive income for the period	31.3				(5.1)	18.7	17.7	31.3
Equity owners of the parent	78.8				(5.1)	18.7	65.2	78.8
Comprehensive income	78.7								(0.1)
Founder Preferred Shares Annual Dividend Amount		124.6		(124.6)
Share based payment charge	3.0		3.0					3.0
Issue of ordinary shares	0.0	7.6	(7.6)					0.0
Share issue related cost	(71.1)	(71.1)						(71.1)
Reclassification of awards for settlement of tax liabilities	(12.5)		(12.5)					(12.5)
Total transactions with owners, recognized directly in equity	(80.6)	61.1	(17.1)	(124.6)	0.0	0.0	(1.3)	(81.9)	1.3
Equity attributable to owners of parent		2,156.5	5.5	245.5	89.7	5.5	52.1	2,554.8
Equity	2,554.8								€ 0.0
Equity attributable to owners of the parent (restated)					86.3	(26.1)
Equity attributable to owners of parent	2,126.1	1,620.5	8.3	245.5	84.7	(24.5)	191.6	2,126.1
Equity attributable to owners of the parent (restated)					86.3	(26.1)
Equity attributable to owners, beginning balance at Dec. 31, 2020	2,126.1	1,620.5	8.3	245.5	84.7	(24.5)	191.6	2,126.1
Equity owners of the parent	49.3						49.3	49.3
Profit	49.3
Other comprehensive income for the period	26.1				6.5	2.4	17.2	26.1
Total comprehensive income for the period	75.4	0.0	0.0	0.0	6.5	2.4	66.5	75.4
Deferred hedging losses and costs of hedging transferred to the carrying value of inventory						6.8		(6.8)
Comprehensive income	75.4
Founder Preferred Shares Annual Dividend Amount		79.5		(79.5)				0.0
Issue of ordinary shares		0.1	(0.1)					0.0
Share based payment charge			0.5					0.5
Reduction of issued capital		(10.5)						(10.5)
Increase (Decrease) Through Vesting Of Other Equity Instruments In Share-Based Payment Transactions, Equity		0.0
Reclassification of awards for settlement of tax liabilities			(5.4)				(9.5)	(14.9)
Total transactions with owners, recognized directly in equity		69.1	(5.0)	(79.5)	0.0	0.0	(9.5)	(24.9)
Equity attributable to owners, ending balance at Mar. 31, 2021	2,183.4	1,689.6	3.3	166.0	92.8	(16.9)	248.6	2,183.4
Fair value gain (loss) that would have been recognised in profit or loss or other comprehensive income if financial assets had not been reclassified as measured at amortised cost, initial application of IFRS 9					1.6	(1.6)
Equity attributable to owners of parent	2,126.1	1,689.6	3.3	166.0	92.8	(16.9)	248.6	2,183.4
Equity owners of the parent	49.3						49.3	49.3
Profit	49.3
Other comprehensive income for the period	26.1				6.5	2.4	17.2	26.1
Equity owners of the parent	75.4	0.0	0.0	0.0	6.5	2.4	66.5	75.4
Comprehensive income	75.4
Founder Preferred Shares Annual Dividend Amount		79.5		(79.5)				0.0
Share based payment charge			0.5					0.5
Issue of ordinary shares		0.1	(0.1)					0.0
Repurchase of ordinary shares		10.5						10.5
Reclassification of awards for settlement of tax liabilities			(5.4)				(9.5)	(14.9)
Total transactions with owners, recognized directly in equity		69.1	(5.0)	(79.5)	0.0	0.0	(9.5)	(24.9)
Equity attributable to owners of parent	€ 2,183.4	€ 1,689.6	€ 3.3	€ 166.0	€ 92.8	€ (16.9)	€ 248.6	€ 2,183.4